Supplement dated October 16, 2024 to the Statutory Prospectus, Initial Summary Prospectus,
and Updating Summary Prospectus, dated May 1, 2024, for the Pacific Choice 2 individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to announce changes to Investment Options available under certain living benefits and various underlying fund changes and additions. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Statutory Prospectus or Updating Summary Prospectus, as supplemented (the “Prospectus”). All information in the Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com/Prospectuses. Please retain it for future reference.

Effective November 1, 2024, the third paragraph in the Allowable Investment Options in the LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended and replaced with the following:

If you elected the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option), all Investment Options are currently allowable under the rider except the below Investment Options. You may NOT invest in any of the following:

Invesco V.I. NASDAQ 100 Buffer Fund - September Series

Invesco V.I. NASDAQ 100 Buffer Fund – December Series

Invesco V.I. NASDAQ 100 Buffer Fund – March Series

Invesco V.I. NASDAQ 100 Buffer Fund – June Series

Invesco V.I. S&P 500 Buffer Fund – September Series

Invesco V.I. S&P 500 Buffer Fund – December Series

Invesco V.I. S&P 500 Buffer Fund – March Series

Invesco V.I. S&P 500 Buffer Fund – June Series

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

•	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management, LLC to Fidelity Diversifying Solutions LLC.
•	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]

Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.63%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I;	0.68%[1]	NA	NA	NA

Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PC2SUPP1024